UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700



Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $3,229,822 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    70737   345917 SH       SOLE                   235801        0   110116
AMDOCS LTD                     ORD              G02602103    74957  2466493 SH       SOLE                  1679991        0   786502
ANSYS INC                      COM              03662Q105    62450  1142307 SH       SOLE                   783938        0   358369
AUTODESK INC                   COM              052769106     9090   235500 SH       SOLE                   235500        0        0
BARD C R INC                   COM              067383109   134676  1225891 SH       SOLE                   836239        0   389652
BECTON DICKINSON & CO          COM              075887109   243420  2824884 SH       SOLE                  1925799        0   899085
BLACKBAUD INC                  COM              09227Q100    72398  2611749 SH       SOLE                  1786489        0   825260
BROWN & BROWN INC              COM              115236101   114766  4472583 SH       SOLE                  3057389        0  1415194
COLGATE PALMOLIVE CO           COM              194162103   142663  1632117 SH       SOLE                  1114361        0   517756
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100      211     4900 SH       SOLE                     4900        0        0
DANAHER CORP DEL               COM              235851102   129216  2438499 SH       SOLE                  1667674        0   770825
DIGI INTL INC                  COM              253798102     9430   725399 SH       SOLE                   725399        0        0
EBAY INC                       COM              278642103   150904  4676289 SH       SOLE                  3195181        0  1481108
FIRST SOLAR INC                COM              336433107   126857   959075 SH       SOLE                   691309        0   267766
GREENHILL & CO INC             COM              395259104    75707  1406678 SH       SOLE                   957569        0   449109
JONES LANG LASALLE INC         COM              48020Q107   148525  1575028 SH       SOLE                  1075017        0   500011
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    65194   673565 SH       SOLE                   459044        0   214521
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    99750  3556148 SH       SOLE                  2437555        0  1118593
NORTHERN TR CORP               COM              665859104   198183  4312068 SH       SOLE                  2970984        0  1341084
PAYCHEX INC                    COM              704326107    90464  2944786 SH       SOLE                  2010935        0   933851
PLUM CREEK TIMBER CO INC       COM              729251108   143454  3538569 SH       SOLE                  2682482        0   856087
QUANTA SVCS INC                COM              74762E102   168605  8346761 SH       SOLE                  6001100        0  2345661
SCHEIN HENRY INC               COM              806407102   336397  4698943 SH       SOLE                  3212317        0  1486626
SPDR S&P 500 ETF TR            TR UNIT          78462F103    12392    93900 SH       SOLE                    17000        0    76900
STRAYER ED INC                 COM              863236105    97245   769405 SH       SOLE                   524137        0   245268
SYSCO CORP                     COM              871829107   113068  3626295 SH       SOLE                  2467247        0  1159048
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100   120176  9530249 SH       SOLE                  6512124        0  3018125
VARIAN MED SYS INC             COM              92220P105   104233  1488620 SH       SOLE                  1015700        0   472920
VERISK ANALYTICS INC           CL A             92345Y106   114654  3311789 SH       SOLE                  2261867        0  1049922